OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Payables and Accruals [Abstract]
Employees and payroll accruals	$ 15,389	$ 12,717
Provision for warranty costs	2,106	2,023
Government authorities	2,450	3,172
Accrued expenses	3,529	4,682
Advanced payments from customers	1,864	1,629
Hedging Liability	1,033	457
Other	885	101
Other accounts payable and accrued expenses	$ 27,256	$ 24,781